Loans - Summary of aging of the past due loans (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 177,838,000	$ 185,292,000
30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due		68,031	$ 43,473
Total Past Due	152,044	68,031
Commercial real estate
Financing Receivable, Past Due [Line Items]
Total Past Due	70,361,000	74,316,000
Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total Past Due	4,650,000	5,158,000
Construction
Financing Receivable, Past Due [Line Items]
Total Past Due		1,313,000
One-to-four-family residential
Financing Receivable, Past Due [Line Items]
Total Past Due	57,596,000	57,808,000
Multi-family real estate
Financing Receivable, Past Due [Line Items]
Total Past Due	43,704,000	45,088,000
Consumer
Financing Receivable, Past Due [Line Items]
Total Past Due	1,527,000	1,609,000
Commercial | Commercial and industrial | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due			16,487
Residential | One-to-four-family residential | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Past Due		68,031	$ 26,986
Total Past Due	$ 152,044	$ 68,031